RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN - Investments in operating limited partnerships (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ 1,667,631	$ 6,036,955
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,978,858	11,383,230
Impairment loss in investment in operating limited partnerships	(13,575,448)	(27,975,615)
Less share of loss	(32,927)	(32,927)
Other	6,961,886	10,588,357
Investments in operating limited partnerships - as reported	0	0
Series 20
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 21
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 22
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0
Impairment loss in investment in operating limited partnerships	0
Less share of loss	0
Other	0
Investments in operating limited partnerships - as reported	0	0
Series 23
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0
Impairment loss in investment in operating limited partnerships	0
Less share of loss	0
Other	0
Investments in operating limited partnerships - as reported	0	0
Series 24
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0
Impairment loss in investment in operating limited partnerships	0
Less share of loss	0
Other	0
Investments in operating limited partnerships - as reported	0	0
Series 25
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 26
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	(1,005,761)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	763,435
Impairment loss in investment in operating limited partnerships	0	(206,682)
Less share of loss	0	0
Other	0	449,008
Investments in operating limited partnerships - as reported	0	0
Series 27
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 28
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 29
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(501,652)	(917,349)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	575,248	1,157,917
Impairment loss in investment in operating limited partnerships	(286,415)	(888,464)
Less share of loss	(32,927)	(32,927)
Other	245,746	680,823
Investments in operating limited partnerships - as reported	0	0
Series 30
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 31
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 32
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	716,461
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	917,996
Impairment loss in investment in operating limited partnerships	0	(1,110,485)
Less share of loss	0	0
Other	0	(523,972)
Investments in operating limited partnerships - as reported	0	0
Series 33
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	508,277
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	784,846
Impairment loss in investment in operating limited partnerships	0	(790,713)
Less share of loss	0	0
Other	0	(502,410)
Investments in operating limited partnerships - as reported	0	0
Series 34
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(189,684)	(226,160)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	520,914	610,098
Impairment loss in investment in operating limited partnerships	(833,360)	(833,360)
Less share of loss	0	0
Other	502,130	449,422
Investments in operating limited partnerships - as reported	0	0
Series 35
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 36
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 37
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 38
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 39
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 40
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 41
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(2,818,038)	(2,578,036)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	1,623,678
Impairment loss in investment in operating limited partnerships	0	(752,318)
Less share of loss	0	0
Other	2,818,038	1,706,676
Investments in operating limited partnerships - as reported	0	0
Series 42
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(360,638)	(258,255)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	566,599
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	360,638	(308,344)
Investments in operating limited partnerships - as reported	0	0
Series 43
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 44
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,825,471	910,108
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	15,841
Impairment loss in investment in operating limited partnerships	(1,829,754)	(2,550,560)
Less share of loss	0	0
Other	4,283	1,624,611
Investments in operating limited partnerships - as reported	0	0
Series 45
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,139,910	4,574,217
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,048,788	3,117,867
Impairment loss in investment in operating limited partnerships	(3,059,043)	(8,739,377)
Less share of loss	0	0
Other	(129,655)	1,047,293
Investments in operating limited partnerships - as reported	0	0
Series 46
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	2,572,262	4,313,453
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,833,908	1,824,953
Impairment loss in investment in operating limited partnerships	(7,566,876)	(12,103,656)
Less share of loss	0	0
Other	3,160,706	5,965,250
Investments in operating limited partnerships - as reported	$ 0	$ 0